CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,058.4	$ 1,184.9	$ 1,646.4
Adjustments to reconcile net changes in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain on investments	(37.7)	(20.0)	(618.5)
Net change in unrealized appreciation on investments and mortgage loans payable	(349.4)	(599.8)	(526.9)
Purchase of real estate properties	(538.2)	(623.9)	(1,229.6)
Capital improvements on real estate properties	(130.1)	(157.2)	(167.9)
Proceeds from sale of real estate properties	525.5	251.1	442.9
Purchases of long term investments	(592.0)	(1,379.4)	(1,102.4)
Proceeds from long term investments	385.3	68.3	1,499.8
Increase in loans receivable	(1.9)	(194.8)	(100.0)
(Increase) decrease in other investments	165.9	153.6	(376.5)
Change in due to (from) investment manager	4.9	(0.2)	1.5
(Increase) decrease in other assets	61.7	(102.4)	(33.3)
Increase (decrease) in other liabilities	(72.6)	122.3	29.1
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	479.8	(1,297.5)	(535.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	0.0	563.5	0.0
Payments of mortgage loans	(50.6)	(34.7)	(373.8)
Premiums	2,561.7	3,064.2	2,852.3
Annuity payments	(43.4)	(41.0)	(36.7)
Withdrawals and death benefits	(2,938.8)	(2,263.4)	(1,931.0)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(471.1)	1,288.6	510.8
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8.7	(8.9)	(24.6)
CASH AND CASH EQUIVALENTS
Beginning of period	3.0	11.9	36.5
End of period	11.7	3.0	11.9
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	89.9	84.2	82.7
Debt assumed as part of a real estate acquisition	17.7	24.0	0.0
Loan assignment as part of a real estate disposition	45.0	0.0	200.0
Conversion of note receivable	$ 0.0	$ 0.0	$ 100.6